Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 5,483	$ 4,815	$ 2,381	$ 10,298	$ 4,526
Interest expense from financial instruments measured at amortized cost	(4,607)	(3,853)	(1,103)	(8,461)	(1,912)
Net interest income from financial instruments measured at fair value through profit or loss and other	430	426	356	856	766
Total net interest income	1,305	1,388	1,634	2,694	3,380
Other net income from financial instruments measured at fair value through profit or loss	2,337	2,673	1,620	5,009	3,845
Fee and commission income	5,008	5,076	5,235	10,083	11,103
Fee and commission expense	(419)	(447)	(450)	(866)	(934)
Net fee and commission income	4,589	4,628	4,785	9,217	10,169
Other income	237	155	996	392	1,135
Total revenues	8,468	8,844	9,036	17,313	18,529
Credit loss expense / (release)	16	38	7	54	25
Personnel expenses	3,847	3,898	3,762	7,745	7,996
General and administrative expenses	2,443	2,983	2,364	5,425	4,597
Depreciation, amortization and impairment of non-financial assets	707	469	451	1,176	900
Operating expenses	6,997	7,350	6,577	14,346	13,492
Operating profit / (loss) before tax	1,456	1,456	2,452	2,912	5,012
Tax expense / (benefit)	332	445	478	776	1,026
Net profit / (loss)	1,124	1,012	1,974	2,136	3,986
Net profit / (loss) attributable to non-controlling interests	4	8	10	12	18
Net profit / (loss) attributable to shareholders	$ 1,120	$ 1,004	$ 1,964	$ 2,124	$ 3,968